NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Subscription Warrants - AGA Plan (Details) € / shares in Units, € in Thousands	1 Months Ended					12 Months Ended
	Dec. 31, 2021 EUR (€) year shares € / shares	Jul. 31, 2021 EUR (€) year shares € / shares	Jun. 30, 2021 EUR (€) shares year € / shares	Jul. 31, 2020 EUR (€) shares year € / shares	Feb. 29, 2020 EUR (€) shares year € / shares	Dec. 31, 2022
Disclosure of detailed information of operating income loss [line items]
Performance criteria						Tri: (ERYPi - ERYP) / (ERYP x (PM – 1)) with ERYPi:◦average price of the 40-quoted market share price days before the acquisition date for grants until April 2019 ;◦maximum between the share price at the acquisition date and the average price of the 20-quoted market share price days before the grant date discounted by 5% for grants from October 2019.•If TRi <=0% no shares granted are acquired •If Tri>100% all the shares granted are acquired •If 0%<TRi<100% shares granted are acquired following the TRi percentage
AGA2019
Disclosure of detailed information of operating income loss [line items]
Number of options granted (in shares) | shares					50,037
Price of underlying share (euro per share)					€ 5.51
Expected dividends					0.00%
Volatility					38.55%
Maturity | year					5
Weighted average share price, share options granted (in euro per share)					€ 5.87
Performance multiple ("PM")					200.00%
Fair value (in thousands of euros) | €					€ 133
AGA2020
Disclosure of detailed information of operating income loss [line items]
Number of options granted (in shares) | shares			50,831	250,012
Price of underlying share (euro per share)			€ 4.37	€ 6.56
Expected dividends			0.00%	0.00%
Volatility			44.79%	42.23%
Maturity | year			5	5
Weighted average share price, share options granted (in euro per share)			€ 4.78	€ 6.88
Performance multiple ("PM")			200.00%	200.00%
Fair value (in thousands of euros) | €			€ 121	€ 877
AGA2021
Disclosure of detailed information of operating income loss [line items]
Number of options granted (in shares) | shares	93,331	231,000
Price of underlying share (euro per share)	€ 2.10	€ 3.55
Expected dividends	0.00%	0.00%
Volatility	47.56%	44.72%
Maturity | year	5	5
Weighted average share price, share options granted (in euro per share)	€ 2.14	€ 3.71
Performance multiple ("PM")	200.00%	200.00%
Fair value (in thousands of euros) | €	€ 133	€ 465